Financial risk management objectives and policies (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2022 ARS ($)
Financial risk management objectives and policies
Effect On Income Before Income Tax (income)	$ 786,279
Change In Foreign Currency Rate	10.00%